CEDAR Transition impacts (Detail) SFr in Millions, $ in Millions		12 Months Ended
		Dec. 31, 2018 USD ($)	Dec. 31, 2017 CHF (SFr)	Dec. 31, 2017 USD ($)		Dec. 31, 2016 CHF (SFr)	Dec. 31, 2016 USD ($)		Jan. 01, 2018 USD ($)	Dec. 31, 2017 USD ($)	Jan. 01, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CHF (SFr)	Dec. 31, 2015 USD ($)
Equity
Share capital		$ 338							$ 338	$ 338	$ 338
Share premium		20,843							23,598	23,598	25,958
Treasury shares		(2,631)							(2,210)	(2,210)	(2,362)
Retained earnings		30,448							25,415	25,932	25,029
Other comprehensive income recognized directly in equity, net of tax		3,930							4,764	4,838	3,953
Equity attributable to shareholders		52,928							51,905	52,495	52,916
Equity attributable to non-controlling interests		176							59	59	670
Total equity		53,103							51,938	52,554	53,586
Income statement
Other income		427		$ 511			$ 663
Total operating income	[1]	30,213		29,622	[2]		28,729	[2]
Operating profit / (loss) before tax	[1]	5,991		5,351			4,209
Tax expense / (benefit)	[1]	1,468		4,305			777
Net profit / (loss)	[1],[3]	4,522		1,046			3,432
Net profit / (loss) attributable to non-controlling interests		7		77			84
Net profit / (loss) attributable to shareholders		4,516		969			3,348
Under a USD presentation currency (restated)
Equity
Share capital										338		$ 338		$ 338
Share premium										23,598		25,958		28,966
Treasury shares										(2,210)		(2,362)		(1,806)
Retained earnings										25,932		25,029		22,672
Other comprehensive income recognized directly in equity, net of tax										4,838		3,953		5,166
Equity attributable to shareholders										52,495		52,916		55,336
Equity attributable to non-controlling interests										59		670		1,992
Total equity										52,554		53,586		57,328
Income statement
Other income				511			663
Total operating income				29,622			28,729
Operating profit / (loss) before tax				5,351			4,209
Tax expense / (benefit)				4,305			777
Net profit / (loss)				1,046			3,432
Net profit / (loss) attributable to non-controlling interests				77			84
Net profit / (loss) attributable to shareholders				969			3,348
USD based on a simple translation of CHF presentation currency
Equity
Share capital	[4]									395		378		384
Share premium	[4]									26,613		27,761		31,113
Treasury shares	[4]									(2,189)		(2,210)		(1,690)
Retained earnings	[4]									33,599		31,170		29,455
Other comprehensive income recognized directly in equity, net of tax	[4]									(5,880)		(4,416)		(4,040)
Equity attributable to shareholders	[4]									52,538		52,683		55,221
Equity attributable to non-controlling interests	[4]									59		670		1,992
Total equity	[4]									52,597		53,353		57,213
Income statement
Other income	[4]			515			603
Total operating income	[4]			29,627			28,669
Operating profit / (loss) before tax	[4]			5,355			4,149
Tax expense / (benefit)	[4]			4,234			816
Net profit / (loss)	[4]			1,121			3,333
Net profit / (loss) attributable to non-controlling interests	[4]			77			84
Net profit / (loss) attributable to shareholders	[4]			1,044			3,250
Under a CHF presentation currency
Equity
Share capital | SFr			SFr 385			SFr 385							SFr 385
Share premium | SFr			25,942			28,254							31,164
Treasury shares | SFr			(2,133)			2,249							1,693
Retained earnings | SFr			32,752			31,725							29,504
Other comprehensive income recognized directly in equity, net of tax | SFr			(5,732)			(4,494)							(4,047)
Equity attributable to shareholders | SFr			51,214			53,621							55,313
Equity attributable to non-controlling interests | SFr			57			682							1,995
Total equity | SFr			51,271			54,302							57,308
Income statement
Other income				509		599
Total operating income				29,067		28,320
Operating profit / (loss) before tax				5,268		4,090
Tax expense / (benefit)				4,139		805
Net profit / (loss)				1,128		3,286
Net profit / (loss) attributable to non-controlling interests				76		82
Net profit / (loss) attributable to shareholders				1,053		3,204
UBS AG
Equity
Share capital		338							338	338	338
Share premium		24,655							24,633	24,633	27,154
Retained earnings		23,317							21,672	22,189	21,480
Other comprehensive income recognized directly in equity, net of tax		3,946							4,754	4,828	3,985
Equity attributable to shareholders		52,256							51,397	51,987	52,957
Equity attributable to preferred noteholders											631
Equity attributable to non-controlling interests		176							59	59	39
Total equity		52,432							$ 51,429	52,046	$ 53,627
Income statement
Other income		905		952			749
Total operating income	[1]	30,642		30,044	[2]		28,831	[2]
Operating profit / (loss) before tax	[1]	5,458		5,076			4,188
Tax expense / (benefit)	[1]	1,345		4,242			753
Net profit / (loss)	[1],[3]	4,113		834			3,435
Net profit / (loss) attributable to preferred noteholders				73			80
Net profit / (loss) attributable to non-controlling interests		7		4			4
Net profit / (loss) attributable to shareholders		$ 4,107		758			3,351
UBS AG | Under a USD presentation currency (restated)
Equity
Share capital										338		338		338
Share premium										24,633		27,154		27,126
Retained earnings										22,189		21,480		22,664
Other comprehensive income recognized directly in equity, net of tax										4,828		3,985		5,144
Equity attributable to shareholders										51,987		52,957		55,272
Equity attributable to preferred noteholders												631		1,951
Equity attributable to non-controlling interests										59		39		41
Total equity										52,046		53,627		57,264
Income statement
Other income				952			749
Total operating income				30,044			28,831
Operating profit / (loss) before tax				5,076			4,188
Tax expense / (benefit)				4,242			753
Net profit / (loss)				834			3,435
Net profit / (loss) attributable to preferred noteholders				73			80
Net profit / (loss) attributable to non-controlling interests				4			4
Net profit / (loss) attributable to shareholders				758			3,351
UBS AG | USD based on a simple translation of CHF presentation currency
Equity
Share capital	[4]									396		379		385
Share premium	[4]									27,663		28,989		29,429
Retained earnings	[4]									29,855		27,771		29,385
Other comprehensive income recognized directly in equity, net of tax	[4]									(5,884)		(4,415)		(4,040)
Equity attributable to shareholders	[4]									52,030		52,724		55,157
Equity attributable to preferred noteholders	[4]											631		1,951
Equity attributable to non-controlling interests	[4]									58		39		41
Total equity	[4]									$ 52,088		$ 53,393		$ 57,149
Income statement
Other income	[4]			956			689
Total operating income	[4]			30,049			28,770
Operating profit / (loss) before tax	[4]			5,080			4,128
Tax expense / (benefit)	[4]			4,171			792
Net profit / (loss)	[4]			909			3,336
Net profit / (loss) attributable to preferred noteholders	[4]			73			80
Net profit / (loss) attributable to non-controlling interests	[4]			4			4
Net profit / (loss) attributable to shareholders	[4]			$ 833			$ 3,252
UBS AG | Under a CHF presentation currency
Equity
Share capital | SFr			386			386							386
Share premium | SFr			26,966			29,505							29,477
Retained earnings | SFr			29,102			28,265							29,433
Other comprehensive income recognized directly in equity, net of tax | SFr			(5,736)			(4,494)							(4,047)
Equity attributable to shareholders | SFr			50,718			53,662							55,248
Equity attributable to preferred noteholders | SFr						642							1,954
Equity attributable to non-controlling interests | SFr			57			40							41
Total equity | SFr			50,775			54,343							SFr 57,243
Income statement
Other income | SFr			939			685
Total operating income | SFr			29,479			28,421
Operating profit / (loss) before tax | SFr			4,998			4,069
Tax expense / (benefit) | SFr			4,077			781
Net profit / (loss) | SFr			921			3,288
Net profit / (loss) attributable to preferred noteholders | SFr			72			78
Net profit / (loss) attributable to non-controlling interests | SFr			4			4
Net profit / (loss) attributable to shareholders | SFr			SFr 845			SFr 3,207

[1]	Prior-period information may not be comparable as a result of the adoption of IFRS 9 and IFRS 15, both effective 1 January 2018. Refer to Note 1b and c for more information on these changes
[2]
2017 and 2016 figures have been restated for the change of the presentation currency from Swiss francs to US dollars. Refer to Note 1b item 1 for more information. In addition, 2017 and 2016 figures have been restated to reflect the regional representation of Global Wealth Management after combining Wealth Management and Wealth Management Americas in 2018. Refer to Note 1b item 3 for more information.

[3]
Upon adoption of IFRS 9 on 1 January 2018, cash flows from certain financial assets previously classified as available-for-sale assets have been reclassified from investing to operating activities as the assets are accounted for at fair value through profit or loss effective 1 January 2018. Refer to Note 1c for more information

[4]
Amounts presented in this column represent a translation of the previously published information under a Swiss franc presentation currency, translated to US dollars using a simplified approach. Assets, liabilities and equity were translated to US dollars at closing exchange rates prevailing on the respective balance sheet dates, and income and expenses were translated at the respective average rates prevailing for the relevant periods.